Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,128,123	$ 1,050,965
Less: allowance for depreciation and amortization	635,760	632,133
Property, plant and equipment, net	492,363	418,832
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	45,281	36,767
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	311,869	291,026
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 770,973	$ 723,172